Retirement Benefit Plans - Movements in Defined Benefit Obligation and Fair Value of Plan Assets (Detail) $ in Millions, $ in Millions		12 Months Ended
	Jul. 01, 2020 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period		$ 42		$ 1,377	$ 2,370
Current service cost		1,253		2,052	2,927
Interest expense/interest income		(5)		1	10
Amounts recognized in profit or loss		1,248		2,053	2,937
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)		(501)		(1,308)	(1,338)
Actuarial (gains) losses recognized from changes in demographic assumptions		(434)			6
Actuarial (gains) losses recognized from changes in financial assumptions				590	647
Actuarial (gains) losses recognized from experience adjustments		545		(475)	(842)
Amounts recognized in other comprehensive income		(390)	$ (14)	(1,193)	(1,527)
Contributions from employer		(1,727)		(1,964)	(2,099)
Benefits paid		0		0	0
Benefits paid directly by the Company		(276)		(263)	(304)
Acquired by business combinations (Note 14)	$ 32
Net defined benefit liability (asset) at end of period		(1,103)		42	1,377
Present value of funded defined benefit obligation [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period		39,536		41,197	41,397
Current service cost		1,253		2,052	2,927
Interest expense/interest income		190		298	400
Amounts recognized in profit or loss		1,443		2,350	3,327
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)		0		0	0
Actuarial (gains) losses recognized from changes in demographic assumptions		(434)			6
Actuarial (gains) losses recognized from changes in financial assumptions				590	647
Actuarial (gains) losses recognized from experience adjustments		545		(475)	(842)
Amounts recognized in other comprehensive income		111		115	(189)
Contributions from employer		0		0	0
Benefits paid		(5,312)		(3,919)	(3,034)
Benefits paid directly by the Company		(276)		(263)	(304)
Acquired by business combinations (Note 14)	56
Net defined benefit liability (asset) at end of period		35,502		39,536	41,197
Fair value of plan assets [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period		39,494		39,820	39,027
Current service cost		0		0	0
Interest expense/interest income		195		297	390
Amounts recognized in profit or loss		195		297	390
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)		501		1,308	1,338
Actuarial (gains) losses recognized from changes in demographic assumptions		0			0
Actuarial (gains) losses recognized from changes in financial assumptions				0	0
Actuarial (gains) losses recognized from experience adjustments		0		0	0
Amounts recognized in other comprehensive income		501		1,308	1,338
Contributions from employer		1,727		1,964	2,099
Benefits paid		(5,312)		(3,919)	(3,034)
Benefits paid directly by the Company		0		0	0
Acquired by business combinations (Note 14)	$ 24
Net defined benefit liability (asset) at end of period		$ 36,605		$ 39,494	$ 39,820